Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Increase in valuation allowance	$ 214,979	$ 869,175
Accrued interest related to uncertain tax positions	0	0
Expensed interest related to uncertain tax positions	$ 0	$ 0
NOL carryforwards—Local
Operating Loss Carryforwards [Line Items]
Local NOL expiration term	3 years